Grupo Santander - Agreement for the sale of Santander Bank Polska S.A. (Details) zł / shares in Units, € in Millions, zł in Millions	May 05, 2025 EUR (€)	May 05, 2025 PLN (zł) zł / shares
Santander Consumer Bank Polska | Agreement for the sale of Santander Bank Polska S.A.
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	€ 726	zł 3,105
Percentage of voting equity interests acquired, announced		60.00%
Santander Bank Polska
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, announced for sale (in percentage)		49.00%
Santander Bank Polska | Agreement for the sale of Santander Bank Polska S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, announced for sale (in percentage)		49.00%
Sale price, par value per share (in zlotys per share) | zł / shares		zł 584
Proportion of ownership interest in subsidiary (in percentage)	13.00%	13.00%
Santander Towarzystwo Funduszy Inwestycyjnych S.A. | Agreement for the sale of Santander Bank Polska S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, announced for sale (in percentage)		50.00%
Santander Towarzystwo Funduszy Inwestycyjnych S.A. and Santander Bank Polska S.A. | Agreement for the sale of Santander Bank Polska S.A.
Disclosure of detailed information about business combination [line items]
Consideration paid (received) | €	€ (7,000)